Share-based payments (Details) - USD ($)		1 Months Ended					12 Months Ended
	Mar. 15, 2012	May 27, 2021	Jun. 21, 2019	Jun. 19, 2017	Jun. 23, 2014	Jun. 15, 2012	Dec. 31, 2021
Share-based payments (Details) [Line Items]
Stock option plans for grant to employees	$ 195,000			$ 2,500,000
Stock option plans for grant to directors			$ 3,000,000			$ 700,000
Stock option plans for grant to consultants		$ (3,600,000)			$ 1,500,000
Warrants description							In aggregate 12,310,800 warrants were issued, subject to warrants being granted to and accepted by the beneficiaries. 16,150 of these warrants never allocated have become null and void, resulting in a remaining and outstanding 12,294,650 warrants, (i) 2,250,052 warrants were terminated or lapsed, (ii) 577,123 warrants were exercised, (iii) 8,917,625 warrants were granted but not yet exercised, and (iv) 566,000 warrants were not yet granted by the Company. For the year 2021, 304,968 warrants (2020: 357,594) were terminated or lapsed, no warrants were exercised, and 795,250 warrants (2020: 859,999) were vested. As a result, as at December 31, 2021, there are 8,917,625 warrants outstanding, entitling their holders to subscribe to 8,917,625 shares of the Company.
Warrant term							10 years
Cumulative tranches percentage							25.00%
warrants granted (in Shares)							30,000
Vest in instalments percentage							25.00%
Percentage of first tranche							25.00%
Estimated value							$ 0
Expected volatility term							2 years
Warrants [Member]
Share-based payments (Details) [Line Items]
Warrants outstanding, description							The weighted average exercise price of all outstanding warrants (vested and non-vested warrants; assuming 1 warrant = 1 share) is €1.53 or $ conversion 1.73 at December 31, 2021 (€1,74 or $ conversion 2.14 at December 31, 2020; €2.35 or $ conversion 2.64 at December 31, 2019). The weighted average remaining contractual life of all outstanding warrants at the end of 2021 is 7.18 years (2020: 6.70 years; 2019: 6.74 years).